RELATED PARTY TRANSACTIONS - Due from related party (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Jul. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Due from related parties	$ 2,583
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
IX Acquisition Services LLC
RELATED PARTY TRANSACTIONS
Due from related parties			$ 2,800	$ 3,500